Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Gross impact of changes in fair value of derivatives designated as cash flow hedges on AOCI and net income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the year ended December 31, 2020, December 31, 2019, and December 31, 2018 (in millions):

		Recognized in Net Income
For the Year Ended December 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2020
Foreign exchange contracts	$96	Net sales	$(7)
		Cost of goods sold	31
		Other, net	6
		Interest expense, net	(5)
Interest rate contracts	(14)
Total	$82		$25
2019
Foreign exchange contracts	$(113)	Net sales	$—
		Cost of goods sold	(69)
		Other, net	(16)
		Interest expense, net	(8)
Interest rate contracts	(22)
Total	$(135)		$(93)
2018
Foreign currency contracts	$2	Net sales	$(7)
		Cost of goods sold	15
		Other, net	20
		Interest expense, net	(4)
Interest rate contracts	1
Total	$3		$24
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2020 and 2019 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2020	2019
	(in millions)
Cash flow hedges	$7	$—	Net sales
	(31)	69	Cost of goods sold
	(6)	16	Other, net
	5	8	Interest expense
	(1)	(14)	Income taxes
	$(26)	$79
Change in retirement plans’ funded status:
Amortization of actuarial losses	$47	$79	*
Amortization of prior service cost	(130)	(123)	*
	(63)	—	Income taxes
	$(146)	$(44)
Total reclassifications, net of tax	$(172)	$35

(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 12: Employee Benefit Plans and Postretirement Benefits” for additional information.
Summary of impact of changes in fair value of fair value hedges and derivatives not designated as hedging instruments on earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the years ended December 31, 2020, December 31, 2019, and December 31, 2018:

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)
Net changes in fair value of derivatives	82	(8)	74
Net losses reclassified from accumulated other comprehensive income into income	(25)	(1)	(26)
Accumulated derivative net losses as of December 31, 2020	$(5)	$(1)	$(6)

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(20)	$(2)	$(22)
Net changes in fair value of derivatives	(135)	24	(111)
Net losses reclassified from accumulated other comprehensive income into income	93	(14)	79
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2017	$1	$—	$1
Net changes in fair value of derivatives	3	(4)	(1)
Net losses reclassified from accumulated other comprehensive income into income	(24)	2	(22)
Accumulated derivative net losses as of December 31, 2018	$(20)	$(2)	$(22)
The following tables summarize the impact of the changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings for the year ended December 31, 2020, December 31, 2019, and December 31, 2018:

		For the Year Ended December 31,
(in millions)	Classification of Gain	2020	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$31	$31	$9

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$86	$(73)	$68

Summary of fair value of derivatives
The fair values of CNH Industrial’s derivatives as of December 31, 2020 and December 31, 2019 in the consolidated balance sheets are recorded as follows:

	December 31, 2020		December 31, 2019
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	77	Derivative assets	44
Foreign currency contracts	Derivative assets	67	Derivative assets	17
Total derivative assets designated as hedging instruments		144		61
Interest rate contracts	Derivative liabilities	46	Derivative liabilities	29
Foreign currency contracts	Derivative liabilities	62	Derivative liabilities	69
Total derivative liabilities designated as hedging instruments		108		98
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	—	Derivative assets	—
Foreign currency contracts	Derivative assets	16	Derivative assets	12
Total derivative assets not designated as hedging instruments		16		12
Interest rate contracts	Derivative liabilities	—	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	31	Derivative liabilities	23
Total derivative liabilities not designated as hedging instruments		31		23

Summary of fair value hierarchy levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and December 31, 2019:

	Level 1		Level 2		Total
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$83	$29	$83	$29
Interest rate derivatives	—	—	77	44	77	44
Investments	—	1	—	—	—	1
Investments at fair value through profit & loss	392	—	—	—	392	—
Total Assets	$392	$1	$160	$73	$552	$74
Liabilities
Foreign exchange derivatives	$—	$—	$93	$(92)	$93	$(92)
Interest rate derivatives	—	—	46	(29)	46	(29)
Total Liabilities	$—	$—	$139	$(121)	$139	$(121)

Summary of estimated fair market values
The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$18,457	$18,726	$19,428	$19,375
Debt	$26,053	$26,630	$24,854	$25,249

Schedule of investments measured on nonrecurring basis
The following tables present the fair value for nonrecurring Level 3 measurements from impairments as of September 30, 2020 and 2019:

	Fair Value		Losses
	2020	2019	2020	2019
	(in millions)
Property, plant and equipment	$107	$—	$163	$—
Other intangible assets	$—	$—	$92	$—